Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans

The Company is participating in a multiple employer defined contribution employee benefit plan covering substantially all employees with six months or more of service.  The Company matches a portion of the employees’ contributions and the plan has a discretionary profit sharing provision.  The total employer contributions were $186,000 for the year ended December 31, 2014, $189,000 for the year ended December 31, 2013 and $145,000 for the nine months ended December 31, 2012.

The Company has an Employee Stock Purchase Plan (“ESPP”).  The ESPP allows employees of the Company to purchase stock quarterly through a payroll deduction at a discount calculated as 15% of the market value with a floor equal to the Company’s book value.  The ESPP, which was approved by stockholders in July 2005, became effective in January 2007. Participation in the ESPP is voluntary.  Employees are limited to investing $25,000 or 5% of their annual salary, whichever is lower, during the year.  During the year ended December 31, 2014, there were no employee stock purchases within the plan.

The Company implemented an Incentive Compensation Plan (the "Plan") during the year ended December 31, 2014. Incentive awards are based on the financial and operating performance of the Company as well as other participant specific objectives. The Plan allows employees of the Company to earn up to 7.5 days of their annual salary for successfully completing specific goals established by the participants and their respective supervisors plus an additional 2.5 days of their annual salary if the Company meets an annual predetermined net operating income amount determined by the Board of Directors. The Company also implemented an Incentive Compensation Plan for executive level officers (the "Executive Plan"). Under this plan incentive awards are based on contributions to performance as measured by critical operating and financial ratios, and other participant specific objectives. The Company has to meet the annual predetermined net operating income amount determined by the Board of Directors for any incentive awards to be paid under the Executive Plan. If the Company does not meet the required net income amount, no incentives are paid regardless of the executive's performance on individual objectives or entity wide objectives. Participation in both plans is voluntary. At December 31, 2014, the Company accrued $335,000 for incentive payments related to both plans, which were paid during 2015.

Certain officers of the Company participate in a supplemental retirement plan.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  During the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012, the Company incurred expenses of $103,000, $172,000, and $144,000, respectively, for this plan.

Certain officers and directors of the Company participate in incentive and non-qualified stock option plans. Prior to fiscal 2010, the Company had three stock option plans that together authorized the Company to grant 150,000 options. In 2008, the 2008 Equity Incentive Plan was approved by stockholders and implemented by the Company with the intention of replacing the previous three option plans. No additional options are to be granted under the old plans and forfeitures under the old plans are not added to the new plan as available options, however, all existing options outstanding under these plans remain in effect. The 2008 Equity Incentive Plan provides for the grant of non-qualified and incentive stock options, stock appreciation rights (“SARS”), and restricted stock awards. Under the 2008 Equity Incentive Plan, 50,000 shares of common stock are reserved for the issuance of stock options and SARS in addition to 50,000 shares subject to restricted stock awards. The plan is administered by a committee appointed by the Board of Directors. The committee determines the specific employees, amount and type of any awards granted. At December 31, 2014 and 2013, there were 50,000 shares available for issuance under this plan for stock options and SARS. Options under all plans are granted at exercise prices not less than the fair value of the Company’s common stock on the date of the grant.  An additional 50,000 shares is available for restricted stock issuances.

(15)         Employee Benefit Plans, Continued

The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012:

	For the Years Ended December 31,				For the Nine Months Ended December 31,
	2014		2013		2012
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	61,500	$22.49	68,400	$22.63	72,900	$22.62
Options Granted	—	—	—	—	—	—
Options Exercised	—	—	—	—	—	—
Options Forfeited	14,000	22.74	6,900	23.87	4,500	22.58
Balance, End of Period	47,500	$22.41	61,500	$22.49	68,400	$22.63

Options Exercisable	34,300	$22.00	42,300	$22.03	43,800	$22.14
Weighted-Average Remaining Life Of Exercisable Options	1.1 years		1.3 years		1.8 years
Options Available For Grant	50,000		50,000		50,000

During the year ended December 31, 2014, 5,400 options with a weighted average exercise price of $23.50 vested. During the year ended December 31, 2013, 5,400 stock options with a weighted average exercise price of $23.50 vested. During the nine months ended December 31, 2012, 2,200 options with a weighted average exercise price of $23.61 vested. The aggregate intrinsic value of the stock options outstanding and exercisable at December 31, 2014, 2013 and 2012 amounted to $0 for all periods. Total compensation expense related to stock options was $12,700, $(2,600), and $4,500 for the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012, respectively.  As of December 31, 2014, there was $25,743 of total unrecognized compensation cost related to non-vested stock options.  The cost is expected to be recognized over a weighted average period of three years.

There were no stock-based awards granted by the Company, during the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012. At December 31, 2014, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
01/01/05	18,000	$20.55	01/01/15
01/01/06	3,500	$23.91	01/01/16
08/24/06	3,500	$23.03	08/24/16
05/24/07	2,000	$24.34	05/24/17
07/09/07	1,000	$24.61	07/09/17
10/01/07	2,000	$24.28	10/01/17
01/01/08	13,000	$23.49	01/01/18
05/19/08	2,500	$22.91	05/19/18
07/01/08	2,000	$22.91	07/01/18

All options granted prior to March 31, 2006 are 100% vested. Options granted after March 31, 2006 generally vest 20% per year every year beginning in the sixth year after the grant date.  Those options granted after March 31, 2006 may be exercised as they vest in years six through ten, or until the end of year ten after the grant date.